UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2013

Annual Report

DWS Investments VIT Funds

DWS Equity 500 Index VIP

Contents
3 Performance Summary
4 Management Summary
5 Portfolio Summary
6 Investment Portfolio
14 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
18 Notes to Financial Statements
23 Report of Independent Registered Public Accounting Firm
24 Information About Your Fund's Expenses
25 Tax Information
26 Proxy Voting
27 Advisory Agreement Board Considerations and Fee Evaluation
30 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2013 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 are 0.35%, 0.60% and 0.75% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2013)
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$13,193	$15,544	$22,522	$19,932
	Average annual total return	31.93%	15.84%	17.63%	7.14%
S&P 500 Index	Growth of $10,000	$13,239	$15,682	$22,819	$20,430
	Average annual total return	32.39%	16.18%	17.94%	7.41%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$13,168	$15,426	$22,263	$19,451
	Average annual total return	31.68%	15.54%	17.36%	6.88%
S&P 500 Index	Growth of $10,000	$13,239	$15,682	$22,819	$20,430
	Average annual total return	32.39%	16.18%	17.94%	7.41%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B2	Growth of $10,000	$13,144	$15,365	$22,089	$16,907
	Average annual total return	31.44%	15.39%	17.18%	6.54%
S&P 500 Index	Growth of $10,000	$13,239	$15,682	$22,819	$17,929
	Average annual total return	32.39%	16.18%	17.94%	7.33%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class B2 shares on September 16, 2005. The performance shown for the index is for the time period of September 30, 2005 through December 31, 2013, which is based on the performance period of the life of Class B2.

Management Summary December 31, 2013 (Unaudited)

The Fund returned 31.93% in 2013 (Class A shares, unadjusted for contract charges). Since the Fund's investment strategy is to replicate the performance of the Standard & Poor's 500® (S&P 500) Index before the deduction of expenses, the Fund's return is normally close to the return of the index.1 The S&P 500 Index returned 32.39% for the one-year period ending December 31, 2013.

Domestic equities delivered substantial gains during 2013, finishing with their best year since 1997. A number of factors contributed to a sharp improvement in investor sentiment and a corresponding increase in valuations. Economic growth improved steadily throughout the year, highlighted by strength in housing prices, employment and consumer spending. Monetary policy remained largely supportive, with all of the world's major central banks continuing to take steps to stimulate their respective economies. Corporate earnings — though not rising as fast as stock prices — continued to move steadily higher, and the ongoing improvement in corporations' balance sheets helped fund stock buybacks and fuel investor confidence.

Perhaps most important, the year was notable for the absence of the kind of negative headlines that characterized the prior three years. Whereas headlines regarding the European debt crisis, the "fiscal cliff," elections and similar issues weighed on returns in 2011 to 2012, the past year ending December 31, 2013 was relatively crisis-free. The only hiccup occurred late in the second quarter of 2013, when the first notion that the U.S. Federal Reserve Board (the Fed) would be compelled to "taper" its quantitative easing policy led to a brief downturn in the financial markets.2 Investors gradually became used to this idea, however, and by the time the Fed officially announced the first reduction in quantitative easing on December 18, 2013, the issue had ceased to be a major driver of performance.

In a reflection of the positive market environment, all 10 sectors in the S&P 500 Index finished in positive territory. Improving business and consumer confidence led to outperformance for the consumer discretionary and industrials sectors, both of which have above-average sensitivity to economic conditions.3 The financials and health care sectors also finished with returns higher than that of the index. On the other end of the spectrum, the largest laggards were utilities and telecommunications services. Both sectors are heavily populated with relatively conservative, dividend-paying stocks, which fell out of favor at a time of elevated investor risk appetites. The materials and energy sectors — while each finishing with robust returns north of 20% — lagged at a time of weak commodity prices. The information technology sector also fell short of the benchmark return due largely to the underperformance of Apple Inc., but this obscures the fact that many technology companies in fact delivered very healthy returns amid the steady improvement in economic growth.

We continue to follow a passive strategy designed to provide returns that approximate those of the benchmark.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

2 Quantitative easing entails the Fed's purchase of government and other securities from the market in an effort to increase money supply.

3 The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/13	12/31/12

Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/13	12/31/12

Information Technology	19%	19%
Financials	16%	16%
Health Care	13%	12%
Consumer Discretionary	12%	11%
Industrials	11%	10%
Energy	10%	11%
Consumer Staples	10%	11%
Materials	4%	4%
Utilities	3%	3%
Telecommunication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings (17.8% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.0%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	2.6%
3. Google, Inc. Provides a Web-based search engine for the Internet	1.9%
4. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.7%
5. General Electric Co. Diversified technology, media and financial services company	1.7%
6. Johnson & Johnson Provider of health care products	1.6%
7. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.4%
8. Procter & Gamble Co. Manufacturer of diversified consumer products	1.3%
9. JPMorgan Chase & Co. Provider of global financial services	1.3%
10. Wells Fargo & Co. A diversified financial services company	1.3%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2013
	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 12.3%
Auto Components 0.4%
BorgWarner, Inc.	8,479	474,061
Delphi Automotive PLC	10,436	627,517
Goodyear Tire & Rubber Co.	9,286	221,471
Johnson Controls, Inc.	25,524	1,309,381
		2,632,430
Automobiles 0.7%
Ford Motor Co.	146,992	2,268,087
General Motors Co.*	42,439	1,734,482
Harley-Davidson, Inc.	8,246	570,953
		4,573,522
Distributors 0.1%
Genuine Parts Co.	5,710	475,015
Diversified Consumer Services 0.1%
Graham Holdings Co. "B"	168	111,438
H&R Block, Inc.	10,247	297,573
		409,011
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	16,326	655,815
Chipotle Mexican Grill, Inc.*	1,153	614,295
Darden Restaurants, Inc. (a)	4,858	264,129
International Game Technology	9,154	166,237
Marriott International, Inc. "A"	8,380	413,637
McDonald's Corp.	37,085	3,598,357
Starbucks Corp.	28,087	2,201,740
Starwood Hotels & Resorts Worldwide, Inc.	7,144	567,591
Wyndham Worldwide Corp.	4,797	353,491
Wynn Resorts Ltd.	3,009	584,378
Yum! Brands, Inc.	16,598	1,254,975
		10,674,645
Household Durables 0.4%
D.R. Horton, Inc. (a)	10,774	240,476
Garmin Ltd. (a)	4,662	215,478
Harman International Industries, Inc.	2,537	207,653
Leggett & Platt, Inc. (a)	5,157	159,557
Lennar Corp. "A" (a)	6,103	241,435
Mohawk Industries, Inc.*	2,277	339,045
Newell Rubbermaid, Inc.	10,634	344,648
PulteGroup, Inc.	12,949	263,771
Whirlpool Corp.	2,899	454,737
		2,466,800
Internet & Catalog Retail 1.5%
Amazon.com, Inc.*	13,818	5,510,480
Expedia, Inc. (a)	3,839	267,425
Netflix, Inc.*	2,198	809,238
Priceline.com, Inc.*	1,917	2,228,321
TripAdvisor, Inc.* (a)	4,111	340,514
		9,155,978
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	4,232	232,803
Mattel, Inc.	12,635	601,173
		833,976
	Shares	Value ($)

Media 3.6%
Cablevision Systems Corp. (New York Group) "A" (a)	7,943	142,418
CBS Corp. "B" (Non-Voting Shares)	20,797	1,325,601
Comcast Corp. "A"	97,107	5,046,165
DIRECTV*	18,207	1,257,922
Discovery Communications, Inc. "A"*	8,410	760,432
Gannett Co., Inc.	8,539	252,584
Interpublic Group of Companies, Inc.	15,519	274,686
News Corp. "A"*	18,529	333,892
Omnicom Group, Inc.	9,591	713,283
Scripps Networks Interactive, Inc. "A"	4,131	356,960
Time Warner Cable, Inc.	10,504	1,423,292
Time Warner, Inc.	33,711	2,350,331
Twenty-First Century Fox, Inc. "A"	73,123	2,572,467
Viacom, Inc. "B"	15,120	1,320,581
Walt Disney Co.	60,894	4,652,301
		22,782,915
Multiline Retail 0.7%
Dollar General Corp.*	10,977	662,133
Dollar Tree, Inc.*	7,850	442,897
Family Dollar Stores, Inc.	3,614	234,802
Kohl's Corp.	7,474	424,149
Macy's, Inc.	13,732	733,289
Nordstrom, Inc.	5,248	324,326
Target Corp.	23,553	1,490,198
		4,311,794
Specialty Retail 2.2%
AutoNation, Inc.*	2,448	121,641
AutoZone, Inc.* (a)	1,267	605,550
Bed Bath & Beyond, Inc.*	8,000	642,400
Best Buy Co., Inc.	10,093	402,509
CarMax, Inc.*	8,407	395,297
GameStop Corp. "A" (a)	4,453	219,355
Home Depot, Inc.	52,469	4,320,297
L Brands, Inc.	9,085	561,907
Lowe's Companies, Inc.	38,971	1,931,013
O'Reilly Automotive, Inc.*	3,966	510,464
PetSmart, Inc.	3,891	283,070
Ross Stores, Inc.	8,075	605,060
Staples, Inc. (a)	24,813	394,279
The Gap, Inc.	9,872	385,798
Tiffany & Co.	4,157	385,686
TJX Companies, Inc.	26,498	1,688,718
Urban Outfitters, Inc.*	3,963	147,027
		13,600,071
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	10,374	582,293
Fossil Group, Inc.*	1,846	221,409
Michael Kors Holdings Ltd.*	6,738	547,058
NIKE, Inc. "B"	27,854	2,190,438
PVH Corp.	3,037	413,093
Ralph Lauren Corp.	2,224	392,692
VF Corp.	13,056	813,911
		5,160,894
	Shares	Value ($)

Consumer Staples 9.6%
Beverages 2.1%
Beam, Inc.	6,029	410,334
Brown-Forman Corp. "B"	5,993	452,891
Coca-Cola Co.	141,494	5,845,117
Coca-Cola Enterprises, Inc.	8,999	397,126
Constellation Brands, Inc. "A"*	6,269	441,212
Dr. Pepper Snapple Group, Inc.	7,477	364,279
Molson Coors Brewing Co. "B"	5,890	330,724
Monster Beverage Corp.*	5,113	346,508
PepsiCo, Inc.	57,145	4,739,606
		13,327,797
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	16,287	1,938,316
CVS Caremark Corp.	44,358	3,174,702
Kroger Co.	19,356	765,143
Safeway, Inc.	9,222	300,360
Sysco Corp. (a)	21,673	782,395
Wal-Mart Stores, Inc.	60,295	4,744,614
Walgreen Co.	32,457	1,864,330
Whole Foods Market, Inc.	13,870	802,102
		14,371,962
Food Products 1.5%
Archer-Daniels-Midland Co.	24,525	1,064,385
Campbell Soup Co. (a)	6,775	293,222
ConAgra Foods, Inc.	15,733	530,202
General Mills, Inc. (a)	23,655	1,180,621
Hormel Foods Corp. (a)	4,975	224,721
Kellogg Co.	9,594	585,905
Kraft Foods Group, Inc.	22,204	1,197,240
McCormick & Co., Inc. (Non-Voting Shares)	4,879	336,261
Mead Johnson Nutrition Co.	7,511	629,121
Mondelez International, Inc. "A"	65,354	2,306,996
The Hershey Co.	5,544	539,043
The JM Smucker Co.	3,903	404,429
Tyson Foods, Inc. "A"	10,123	338,716
		9,630,862
Household Products 2.0%
Clorox Co. (a)	4,810	446,176
Colgate-Palmolive Co.	32,755	2,135,953
Kimberly-Clark Corp.	14,220	1,485,421
Procter & Gamble Co.	101,287	8,245,775
		12,313,325
Personal Products 0.2%
Avon Products, Inc.	16,271	280,187
Estee Lauder Companies, Inc. "A"	9,519	716,971
		997,158
Tobacco 1.5%
Altria Group, Inc.	74,536	2,861,437
Lorillard, Inc. (a)	13,733	695,988
Philip Morris International, Inc.	59,706	5,202,184
Reynolds American, Inc.	11,698	584,783
		9,344,392
Energy 10.1%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	16,472	910,243
Cameron International Corp.*	8,865	527,733
Diamond Offshore Drilling, Inc.	2,510	142,869
Ensco PLC "A"	8,723	498,781
FMC Technologies, Inc.*	8,774	458,091
	Shares	Value ($)

Halliburton Co.	31,619	1,604,664
Helmerich & Payne, Inc.	3,991	335,563
Nabors Industries Ltd.	9,931	168,728
National Oilwell Varco, Inc.	15,959	1,269,219
Noble Corp. PLC	9,500	355,965
Rowan Companies PLC "A"*	4,599	162,621
Schlumberger Ltd.	49,082	4,422,779
Transocean Ltd. (a)	12,591	622,247
		11,479,503
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	18,759	1,487,964
Apache Corp.	14,881	1,278,873
Cabot Oil & Gas Corp.	15,569	603,455
Chesapeake Energy Corp. (a)	19,017	516,121
Chevron Corp.	71,667	8,951,925
ConocoPhillips	45,659	3,225,808
CONSOL Energy, Inc.	8,569	325,965
Denbury Resources, Inc.*	13,473	221,361
Devon Energy Corp.	14,225	880,101
EOG Resources, Inc.	10,175	1,707,772
EQT Corp.	5,615	504,115
Exxon Mobil Corp.	162,791	16,474,449
Hess Corp.	10,605	880,215
Kinder Morgan, Inc.	25,096	903,456
Marathon Oil Corp.	25,971	916,776
Marathon Petroleum Corp.	11,218	1,029,027
Murphy Oil Corp.	6,504	421,980
Newfield Exploration Co.*	5,130	126,352
Noble Energy, Inc.	13,393	912,197
Occidental Petroleum Corp.	30,044	2,857,184
Peabody Energy Corp.	10,016	195,613
Phillips 66	22,341	1,723,161
Pioneer Natural Resources Co.	5,316	978,516
QEP Resources, Inc.	6,673	204,528
Range Resources Corp.	6,100	514,291
Southwestern Energy Co.*	12,994	511,054
Spectra Energy Corp.	24,905	887,116
Tesoro Corp.	4,951	289,634
Valero Energy Corp.	20,105	1,013,292
Williams Companies, Inc.	25,462	982,069
WPX Energy, Inc.* (a)	7,705	157,028
		51,681,398
Financials 15.9%
Capital Markets 2.2%
Ameriprise Financial, Inc.	7,235	832,387
Bank of New York Mellon Corp.	42,776	1,494,593
BlackRock, Inc.	4,722	1,494,371
Charles Schwab Corp. (a)	43,211	1,123,486
E*TRADE Financial Corp.*	10,481	205,847
Franklin Resources, Inc.	15,032	867,797
Invesco Ltd.	16,415	597,506
Legg Mason, Inc. (a)	3,923	170,572
Morgan Stanley	51,609	1,618,458
Northern Trust Corp.	8,915	551,749
State Street Corp.	16,353	1,200,147
T. Rowe Price Group, Inc.	9,736	815,585
The Goldman Sachs Group, Inc.	15,703	2,783,514
		13,756,012
Commercial Banks 2.7%
BB&T Corp.	26,168	976,590
Comerica, Inc.	6,830	324,698
Fifth Third Bancorp.	32,934	692,602
	Shares	Value ($)

Huntington Bancshares, Inc.	31,174	300,829
KeyCorp	33,487	449,396
M&T Bank Corp. (a)	4,817	560,795
PNC Financial Services Group, Inc.	19,817	1,537,403
Regions Financial Corp.	51,435	508,692
SunTrust Banks, Inc.	19,980	735,464
U.S. Bancorp.	68,072	2,750,109
Wells Fargo & Co.	178,643	8,110,392
Zions Bancorp. (a)	6,698	200,672
		17,147,642
Consumer Finance 1.0%
American Express Co.	34,333	3,115,033
Capital One Financial Corp.	21,490	1,646,349
Discover Financial Services	17,859	999,211
SLM Corp.	16,277	427,760
		6,188,353
Diversified Financial Services 5.1%
Bank of America Corp.	397,491	6,188,935
Berkshire Hathaway, Inc. "B"*	67,083	7,953,360
Citigroup, Inc.	113,033	5,890,150
CME Group, Inc.	11,736	920,806
IntercontinentalExchange Group, Inc.	4,276	961,758
JPMorgan Chase & Co.	140,095	8,192,756
Leucadia National Corp.	11,518	326,420
McGraw Hill Financial, Inc.	10,099	789,742
Moody's Corp.	7,060	553,998
The NASDAQ OMX Group, Inc.	4,281	170,384
		31,948,309
Insurance 3.0%
ACE Ltd.	12,676	1,312,346
Aflac, Inc.	17,376	1,160,717
Allstate Corp.	16,967	925,380
American International Group, Inc.	54,868	2,801,011
Aon PLC	11,220	941,246
Assurant, Inc.	2,702	179,332
Chubb Corp.	9,388	907,163
Cincinnati Financial Corp.	5,468	286,359
Genworth Financial, Inc. "A"*	18,138	281,683
Hartford Financial Services Group, Inc.	16,678	604,244
Lincoln National Corp.	9,790	505,360
Loews Corp.	11,330	546,559
Marsh & McLennan Companies, Inc.	20,458	989,349
MetLife, Inc.	41,784	2,252,993
Principal Financial Group, Inc.	10,297	507,745
Progressive Corp.	20,480	558,490
Prudential Financial, Inc.	17,259	1,591,625
The Travelers Companies, Inc.	13,567	1,228,356
Torchmark Corp.	3,335	260,630
Unum Group	9,756	342,241
XL Group PLC	10,541	335,625
		18,518,454
Real Estate Investment Trusts 1.8%
American Tower Corp. (REIT)	14,703	1,173,593
Apartment Investment & Management Co. "A" (REIT)	5,289	137,038
AvalonBay Communities, Inc. (REIT) (a)	4,579	541,375
Boston Properties, Inc. (REIT)	5,726	574,719
Equity Residential (REIT)	12,487	647,701
	Shares	Value ($)

General Growth Properties, Inc. (REIT) (a)	20,019	401,781
HCP, Inc. (REIT)	17,144	622,670
Health Care REIT, Inc. (REIT)	10,750	575,878
Host Hotels & Resorts, Inc. (REIT) (a)	28,012	544,553
Kimco Realty Corp. (REIT)	15,327	302,708
Plum Creek Timber Co., Inc. (REIT)	6,676	310,501
Prologis, Inc. (REIT)	18,582	686,605
Public Storage (REIT)	5,387	810,851
Simon Property Group, Inc. (REIT)	11,562	1,759,274
The Macerich Co. (REIT)	5,184	305,286
Ventas, Inc. (REIT)	10,901	624,409
Vornado Realty Trust (REIT)	6,482	575,537
Weyerhaeuser Co. (REIT)	21,715	685,543
		11,280,022
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	10,175	267,602
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	17,716	167,062
People's United Financial, Inc. (a)	11,989	181,274
		348,336
Health Care 12.7%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	7,270	967,346
Amgen, Inc.	28,097	3,207,554
Biogen Idec, Inc.*	8,801	2,462,080
Celgene Corp.*	15,351	2,593,705
Gilead Sciences, Inc.*	57,132	4,293,470
Regeneron Pharmaceuticals, Inc.*	2,946	810,857
Vertex Pharmaceuticals, Inc.*	8,788	652,948
		14,987,960
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	57,622	2,208,651
Baxter International, Inc.	20,226	1,406,718
Becton, Dickinson & Co. (a)	7,216	797,296
Boston Scientific Corp.*	49,768	598,211
C.R. Bard, Inc.	2,895	387,756
CareFusion Corp.*	7,928	315,693
Covidien PLC	17,142	1,167,370
DENTSPLY International, Inc.	5,316	257,720
Edwards Lifesciences Corp.*	4,079	268,235
Intuitive Surgical, Inc.*	1,419	545,010
Medtronic, Inc.	37,209	2,135,425
St. Jude Medical, Inc.	10,925	676,804
Stryker Corp.	10,944	822,332
Varian Medical Systems, Inc.*	3,941	306,176
Zimmer Holdings, Inc.	6,374	593,993
		12,487,390
Health Care Providers & Services 2.0%
Aetna, Inc.	13,697	939,477
AmerisourceBergen Corp.	8,564	602,135
Cardinal Health, Inc.	12,726	850,224
Cigna Corp.	10,305	901,481
DaVita HealthCare Partners, Inc.*	6,650	421,411
Express Scripts Holding Co.*	30,027	2,109,096
Humana, Inc.	5,802	598,882
Laboratory Corp. of America Holdings* (a)	3,259	297,775
McKesson Corp.	8,560	1,381,584
Patterson Companies, Inc.	3,146	129,615
Quest Diagnostics, Inc. (a)	5,422	290,294
	Shares	Value ($)

Tenet Healthcare Corp.*	3,584	150,958
UnitedHealth Group, Inc.	37,519	2,825,181
WellPoint, Inc.	11,012	1,017,399
		12,515,512
Health Care Technology 0.1%
Cerner Corp.*	11,001	613,196
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	12,301	703,494
Life Technologies Corp.*	6,489	491,866
PerkinElmer, Inc.	4,220	173,991
Thermo Fisher Scientific, Inc.	13,432	1,495,653
Waters Corp.*	3,123	312,300
		3,177,304
Pharmaceuticals 5.7%
AbbVie, Inc.	59,280	3,130,577
Actavis PLC*	6,477	1,088,136
Allergan, Inc.	11,065	1,229,100
Bristol-Myers Squibb Co.	61,357	3,261,125
Eli Lilly & Co.	36,948	1,884,348
Forest Laboratories, Inc.*	8,901	534,327
Hospira, Inc.*	6,071	250,611
Johnson & Johnson	105,136	9,629,406
Merck & Co., Inc.	108,877	5,449,294
Mylan, Inc.*	14,352	622,877
Perrigo Co. PLC (a)	4,957	760,701
Pfizer, Inc.	241,511	7,397,482
Zoetis, Inc.	18,519	605,386
		35,843,370
Industrials 10.8%
Aerospace & Defense 2.7%
Boeing Co.	25,761	3,516,119
General Dynamics Corp.	12,511	1,195,426
Honeywell International, Inc.	29,235	2,671,202
L-3 Communications Holdings, Inc.	3,282	350,714
Lockheed Martin Corp.	10,022	1,489,870
Northrop Grumman Corp.	8,269	947,710
Precision Castparts Corp.	5,412	1,457,452
Raytheon Co. (a)	11,901	1,079,421
Rockwell Collins, Inc. (a)	5,062	374,183
Textron, Inc.	10,475	385,061
United Technologies Corp.	31,452	3,579,238
		17,046,396
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc. (a)	5,639	328,979
Expeditors International of Washington, Inc.	7,765	343,601
FedEx Corp.	11,087	1,593,978
United Parcel Service, Inc. "B"	26,617	2,796,915
		5,063,473
Airlines 0.2%
Delta Air Lines, Inc.	31,901	876,321
Southwest Airlines Co.	25,885	487,673
		1,363,994
Building Products 0.1%
Allegion PLC*	3,400	150,246
Masco Corp.	13,220	301,019
		451,265
Commercial Services & Supplies 0.5%
ADT Corp. (a)	7,548	305,468
Cintas Corp.	3,747	223,284
Iron Mountain, Inc.	6,433	195,241
	Shares	Value ($)

Pitney Bowes, Inc.	7,673	178,781
Republic Services, Inc.	9,935	329,842
Stericycle, Inc.*	3,154	366,400
Tyco International Ltd.	17,472	717,051
Waste Management, Inc.	16,263	729,721
		3,045,788
Construction & Engineering 0.2%
Fluor Corp.	6,143	493,222
Jacobs Engineering Group, Inc.*	4,880	307,391
Quanta Services, Inc.*	8,141	256,930
		1,057,543
Electrical Equipment 0.8%
AMETEK, Inc.	9,026	475,399
Eaton Corp. PLC	17,685	1,346,182
Emerson Electric Co.	26,242	1,841,664
Rockwell Automation, Inc.	5,171	611,005
Roper Industries, Inc. (a)	3,733	517,693
		4,791,943
Industrial Conglomerates 2.5%
3M Co.	23,833	3,342,578
Danaher Corp.	22,343	1,724,880
General Electric Co.	377,011	10,567,618
		15,635,076
Machinery 1.7%
Caterpillar, Inc.	23,712	2,153,287
Cummins, Inc.	6,464	911,230
Deere & Co.	14,265	1,302,823
Dover Corp.	6,342	612,257
Flowserve Corp.	5,199	409,837
Illinois Tool Works, Inc.	15,222	1,279,866
Ingersoll-Rand PLC	9,986	615,138
Joy Global, Inc. (a)	4,047	236,709
PACCAR, Inc.	13,160	778,677
Pall Corp.	4,087	348,825
Parker Hannifin Corp.	5,544	713,180
Pentair Ltd. (Registered)	7,464	579,729
Snap-on, Inc.	2,191	239,958
Stanley Black & Decker, Inc.	5,786	466,872
Xylem, Inc.	6,820	235,972
		10,884,360
Professional Services 0.2%
Dun & Bradstreet Corp. (a)	1,395	171,236
Equifax, Inc.	4,575	316,087
Nielsen Holdings NV	9,533	437,469
Robert Half International, Inc.	5,190	217,928
		1,142,720
Road & Rail 0.9%
CSX Corp.	37,742	1,085,837
Kansas City Southern	4,129	511,294
Norfolk Southern Corp.	11,505	1,068,009
Ryder System, Inc.	2,023	149,257
Union Pacific Corp.	17,157	2,882,376
		5,696,773
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	10,143	481,894
W.W. Grainger, Inc.	2,295	586,189
		1,068,083
Information Technology 18.3%
Communications Equipment 1.7%
Cisco Systems, Inc.	199,249	4,473,140
F5 Networks, Inc.*	2,894	262,949
	Shares	Value ($)

Harris Corp.	3,987	278,332
Juniper Networks, Inc.*	18,798	424,271
Motorola Solutions, Inc.	8,586	579,555
QUALCOMM, Inc.	62,959	4,674,706
		10,692,953
Computers & Peripherals 4.0%
Apple, Inc.	33,528	18,812,896
EMC Corp. (a)	76,683	1,928,577
Hewlett-Packard Co.	71,617	2,003,844
NetApp, Inc. (a)	12,815	527,209
SanDisk Corp.	8,377	590,913
Seagate Technology PLC	12,229	686,781
Western Digital Corp.	7,844	658,112
		25,208,332
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	5,901	526,251
Corning, Inc.	53,938	961,175
FLIR Systems, Inc.	5,138	154,654
Jabil Circuit, Inc.	6,864	119,708
TE Connectivity Ltd.	15,304	843,404
		2,605,192
Internet Software & Services 3.1%
Akamai Technologies, Inc.*	6,606	311,671
eBay, Inc.*	43,426	2,383,653
Facebook, Inc. "A"*	61,292	3,350,221
Google, Inc. "A"*	10,458	11,720,385
VeriSign, Inc.* (a)	4,833	288,917
Yahoo!, Inc.*	35,165	1,422,073
		19,476,920
IT Services 3.6%
Accenture PLC "A"	23,693	1,948,038
Alliance Data Systems Corp.* (a)	1,817	477,744
Automatic Data Processing, Inc.	17,944	1,450,055
Cognizant Technology Solutions Corp. "A"*	11,257	1,136,732
Computer Sciences Corp.	5,472	305,775
Fidelity National Information Services, Inc.	10,837	581,730
Fiserv, Inc.*	9,619	568,002
International Business Machines Corp.	38,038	7,134,788
MasterCard, Inc. "A"	3,858	3,223,205
Paychex, Inc. (a)	12,201	555,511
Teradata Corp.*	6,114	278,126
Total System Services, Inc.	6,128	203,940
Visa, Inc. "A"	18,977	4,225,798
Western Union Co. (a)	20,357	351,158
		22,440,602
Office Electronics 0.1%
Xerox Corp.	42,749	520,255
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	11,997	390,262
Analog Devices, Inc.	11,580	589,769
Applied Materials, Inc.	44,652	789,894
Broadcom Corp. "A"	20,111	596,291
First Solar, Inc.*	2,554	139,551
Intel Corp.	185,249	4,809,064
KLA-Tencor Corp.	6,292	405,582
Lam Research Corp.*	6,098	332,036
Linear Technology Corp.	8,660	394,463
LSI Corp.	20,717	228,301
	Shares	Value ($)

Microchip Technology, Inc. (a)	7,358	329,271
Micron Technology, Inc.*	39,251	854,102
NVIDIA Corp.	21,581	345,728
Texas Instruments, Inc.	40,806	1,791,792
Xilinx, Inc.	9,933	456,123
		12,452,229
Software 3.4%
Adobe Systems, Inc.*	17,330	1,037,720
Autodesk, Inc.*	8,360	420,759
CA, Inc.	12,141	408,545
Citrix Systems, Inc.*	6,874	434,781
Electronic Arts, Inc.* (a)	11,504	263,902
Intuit, Inc.	10,623	810,747
Microsoft Corp.	283,089	10,596,021
Oracle Corp.	130,782	5,003,719
Red Hat, Inc.*	7,090	397,324
Salesforce.com, Inc.* (a)	20,733	1,144,254
Symantec Corp.	25,806	608,505
		21,126,277
Materials 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	7,877	880,491
Airgas, Inc.	2,441	273,026
CF Industries Holdings, Inc.	2,155	502,201
Dow Chemical Co.	45,202	2,006,969
E.I. du Pont de Nemours & Co.	34,521	2,242,830
Eastman Chemical Co.	5,696	459,667
Ecolab, Inc.	10,116	1,054,795
FMC Corp.	4,979	375,715
International Flavors & Fragrances, Inc.	3,021	259,746
LyondellBasell Industries NV "A"	16,285	1,307,360
Monsanto Co.	19,598	2,284,147
PPG Industries, Inc.	5,296	1,004,439
Praxair, Inc.	10,979	1,427,599
Sigma-Aldrich Corp.	4,407	414,302
The Mosaic Co.	12,635	597,257
The Sherwin-Williams Co.	3,212	589,402
		15,679,946
Construction Materials 0.1%
Vulcan Materials Co. (a)	4,844	287,830
Containers & Packaging 0.2%
Avery Dennison Corp.	3,668	184,097
Ball Corp.	5,346	276,174
Bemis Co., Inc.	3,932	161,055
MeadWestvaco Corp.	6,753	249,388
Owens-Illinois, Inc.*	6,261	224,019
Sealed Air Corp.	7,334	249,723
		1,344,456
Metals & Mining 0.5%
Alcoa, Inc. (a)	39,674	421,734
Allegheny Technologies, Inc.	3,892	138,672
Cliffs Natural Resources, Inc. (a)	5,594	146,619
Freeport-McMoRan Copper & Gold, Inc.	38,742	1,462,123
Newmont Mining Corp.	18,742	431,628
Nucor Corp. (a)	11,789	629,297
United States Steel Corp. (a)	5,334	157,353
		3,387,426
Paper & Forest Products 0.1%
International Paper Co.	16,518	809,878
	Shares	Value ($)

Telecommunication Services 2.3%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	196,313	6,902,365
CenturyLink, Inc. (a)	22,028	701,592
Frontier Communications Corp. (a)	36,959	171,859
Verizon Communications, Inc. (a)	106,643	5,240,437
Windstream Holdings, Inc. (a)	22,712	181,242
		13,197,495
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	12,430	912,735
Utilities 2.9%
Electric Utilities 1.6%
American Electric Power Co., Inc.	18,076	844,872
Duke Energy Corp.	26,327	1,816,826
Edison International	12,054	558,100
Entergy Corp.	6,708	424,415
Exelon Corp.	31,886	873,357
FirstEnergy Corp.	15,442	509,277
NextEra Energy, Inc.	16,124	1,380,537
Northeast Utilities	11,849	502,279
Pepco Holdings, Inc.	9,497	181,678
Pinnacle West Capital Corp.	4,091	216,496
PPL Corp.	23,487	706,724
Southern Co.	32,878	1,351,615
Xcel Energy, Inc.	18,707	522,674
		9,888,850
Gas Utilities 0.1%
AGL Resources, Inc.	4,401	207,859
ONEOK, Inc.	7,768	483,015
		690,874
Independent Power Producers & Energy Traders 0.1%
AES Corp.	24,438	354,595
NRG Energy, Inc. (a)	12,236	351,418
		706,013
Multi-Utilities 1.1%
Ameren Corp.	8,911	322,222
CenterPoint Energy, Inc.	16,145	374,241
CMS Energy Corp.	9,742	260,793
	Shares	Value ($)

Consolidated Edison, Inc.	10,843	599,401
Dominion Resources, Inc.	21,632	1,399,374
DTE Energy Co.	6,563	435,718
Integrys Energy Group, Inc. (a)	2,994	162,904
NiSource, Inc.	11,690	384,367
PG&E Corp.	16,759	675,052
Public Service Enterprise Group, Inc.	18,738	600,365
SCANA Corp. (a)	5,148	241,596
Sempra Energy	8,493	762,332
TECO Energy, Inc. (a)	7,380	127,231
Wisconsin Energy Corp.	8,396	347,090
		6,692,686
Total Common Stocks (Cost $386,291,167)		614,671,273

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.05%**, 4/10/2014 (b) (Cost $624,850)	625,000	624,919

	Shares	Value ($)

Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $26,686,536)	26,686,536	26,686,536

Cash Equivalents 1.5%
Central Cash Management Fund, 0.05% (c) (Cost $9,609,719)	9,609,719	9,609,719

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $423,212,272)†	104.2	651,592,447
Other Assets and Liabilities, Net	(4.2)	(26,374,530)
Net Assets	100.0	625,217,917

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $436,101,809. At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $215,490,638. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $241,171,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,680,893.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $26,103,808, which is 4.2% of net assets.

(b) At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

S&P: Standard & Poor's

At December 31, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/21/2014	120	11,046,600	266,358

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$614,671,273	$—	$—	$614,671,273
Government & Agency Obligation	—	624,919	—	624,919
Short-Term Investments (e)	36,296,255	—	—	36,296,255
Derivatives (f) Futures Contracts	266,358	—	—	266,358
Total	$651,233,886	$624,919	$—	$651,858,805

There have been no transfers between fair value measurement levels during the year ended December 31, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2013
Assets
Investments: Investments in non-affiliated securities, at value (cost $386,916,017) — including $26,103,808 of securities loaned	$615,296,192
Investment in Daily Assets Fund Institutional (cost $26,686,536)*	26,686,536
Investment in Central Cash Management Fund (cost $9,609,719)	9,609,719
Total investments in securities, at value (cost $423,212,272)	651,592,447
Cash	239,772
Receivable for investments sold	9,898
Receivable for Fund shares sold	58,332
Dividends receivable	833,016
Interest receivable	2,158
Receivable for variation margin on futures contracts	30,743
Other assets	10,381
Total assets	652,776,747
Liabilities
Payable upon return of securities loaned	26,686,536
Payable for investments purchased	229,058
Payable for Fund shares redeemed	336,811
Accrued management fee	96,499
Accrued Trustees' fees	6,878
Other accrued expenses and payables	203,048
Total liabilities	27,558,830
Net assets, at value	$625,217,917
Net Assets Consist of
Undistributed net investment income	11,352,137
Net unrealized appreciation (depreciation) on: Investments	228,380,175
Futures	266,358
Accumulated net realized gain (loss)	7,358,720
Paid-in capital	377,860,527
Net assets, at value	$625,217,917
Class A Net Asset Value, offering and redemption price per share ($600,248,972 ÷ 31,567,788 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.01
Class B Net Asset Value, offering and redemption price per share ($4,855,143 ÷ 255,427 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.01
Class B2 Net Asset Value, offering and redemption price per share ($20,113,802 ÷ 1,058,904 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$18.99

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2013
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,434)	$13,934,952
Interest	652
Income distributions — Central Cash Management Fund	8,255
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	56,305
Total income	14,000,164
Expenses: Management fee	1,323,561
Administration fee	661,781
Services to shareholders	10,748
Distribution service fees (Class B and Class B2)	102,693
Record keeping fee (Class B and Class B2)	29,354
Custodian fee	30,633
Professional fees	85,838
Reports to shareholders	77,677
Trustees' fees and expenses	27,823
Other	43,237
Total expenses before expense reductions	2,393,345
Expense reductions	(32,147)
Total expenses after expense reductions	2,361,198
Net investment income (loss)	11,638,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	17,780,469
Futures	2,928,654
In-kind redemption	75,739,517
96,448,640
Change in net unrealized appreciation (depreciation) on: Investments	87,612,147
Futures	326,728
87,938,875
Net gain (loss)	184,387,515
Net increase (decrease) in net assets resulting from operations	$196,026,481

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2013	2012
Operations: Net investment income (loss)	$11,638,966	$14,189,149
Net realized gain (loss)	96,448,640	17,292,980
Change in net unrealized appreciation (depreciation)	87,938,875	74,359,439
Net increase (decrease) in net assets resulting from operations	196,026,481	105,841,568
Distributions to shareholders from: Net investment income: Class A	(13,318,863)	(11,798,114)
Class B	(787,551)	(708,034)
Class B2	(282,229)	(250,108)
Net realized gains: Class A	(15,821,037)	—
Class B	(1,084,819)	—
Class B2	(427,037)	—
Total distributions	(31,721,536)	(12,756,256)
Fund share transactions: Class A Proceeds from shares sold	35,505,952	49,568,733
Reinvestment of distributions	29,139,900	11,798,114
Cost of shares redeemed	(86,833,091)	(110,046,133)
In-kind redemptions	(198,780,061)	—
Net increase (decrease) in net assets from Class A share transactions	(220,967,300)	(48,679,286)
Class B Proceeds from shares sold	1,863,922	4,477,029
Reinvestment of distributions	1,872,370	708,034
Cost of shares redeemed	(6,660,194)	(9,806,887)
In-kind redemptions	(45,503,334)	—
Net increase (decrease) in net assets from Class B share transactions	(48,427,236)	(4,621,824)
Class B2 Proceeds from shares sold	965,536	473,923
Reinvestment of distributions	709,266	250,108
Cost of shares redeemed	(4,662,986)	(2,459,841)
Net increase (decrease) in net assets from Class B2 share transactions	(2,988,184)	(1,735,810)
Increase (decrease) in net assets	(108,077,775)	38,048,392
Net assets at beginning of period	733,295,692	695,247,300
Net assets at end of period (including undistributed net investment income of $11,352,137 and $14,154,592, respectively)	$625,217,917	$733,295,692

The accompanying notes are an integral part of the financial statements.

Increase (Decrease) in Net Assets	Years Ended December 31,
	2013	2012
Class A Shares outstanding at beginning of period	44,517,365	47,896,105
Shares sold	2,109,689	3,396,342
Shares issued to shareholders in reinvestment of distributions	1,809,932	818,177
Shares redeemed	(5,155,582)	(7,593,259)
In-kind redemptions	(11,713,616)	—
Net increase (decrease) in Class A shares	(12,949,577)	(3,378,740)
Shares outstanding at end of period	31,567,788	44,517,365
Class B Shares outstanding at beginning of period	3,108,562	3,425,349
Shares sold	113,444	309,884
Shares issued to shareholders in reinvestment of distributions	116,152	49,033
Shares redeemed	(402,912)	(675,704)
In-kind redemptions	(2,679,819)	—
Net increase (decrease) in Class B shares	(2,853,135)	(316,787)
Shares outstanding at end of period	255,427	3,108,562
Class B2 Shares outstanding at beginning of period	1,234,243	1,355,747
Shares sold	55,093	32,979
Shares issued to shareholders in reinvestment of distributions	43,999	17,320
Shares redeemed	(274,431)	(171,803)
Net increase (decrease) in Class B2 shares	(175,339)	(121,504)
Shares outstanding at end of period	1,058,904	1,234,243

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
Class A	2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$15.01		$13.20	$13.17	$11.68	$9.55
Income (loss) from investment operations: Net investment income (loss)a	.30		.28	.23	.21	.21
Net realized and unrealized gain (loss)	4.37		1.78	.03	1.51	2.20
Total from investment operations	4.67		2.06	.26	1.72	2.41
Less distributions from: Net investment income	(.31)		(.25)	(.23)	(.23)	(.28)
Net realized gains on investment transactions	(.36)		—	—	—	—
Total distributions	(.67)		(.25)	(.23)	(.23)	(.28)
Net asset value, end of period	$19.01		$15.01	$13.20	$13.17	$11.68
Total Return (%)	31.93	b	15.70	1.83	14.70	26.32	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	600		668	632	699	678
Ratio of expenses before expense reductions (%)	.34		.35	.33	.33	.34
Ratio of expenses after expense reductions (%)	.34		.35	.33	.33	.32
Ratio of net investment income (loss) (%)	1.76		1.95	1.74	1.74	2.10
Portfolio turnover rate (%)	4	c	4	6	5	8
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

	Years Ended December 31,
Class B	2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$15.00		$13.19	$13.17	$11.68	$9.54
Income (loss) from investment operations: Net investment income (loss)a	.34		.25	.20	.18	.18
Net realized and unrealized gain (loss)	4.29		1.78	.01	1.51	2.22
Total from investment operations	4.63		2.03	.21	1.69	2.40
Less distributions from: Net investment income	(.26)		(.22)	(.19)	(.20)	(.26)
Net realized gains on investment transactions	(.36)		—	—	—	—
Total distributions	(.62)		(.22)	(.19)	(.20)	(.26)
Net asset value, end of period	$19.01		$15.00	$13.19	$13.17	$11.68
Total Return (%)	31.68	b	15.42	1.50	14.52	26.03	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		47	45	53	50
Ratio of expenses before expense reductions (%)	.59		.60	.58	.58	.59
Ratio of expenses after expense reductions (%)	.58		.60	.58	.58	.57
Ratio of net investment income (loss) (%)	2.11		1.70	1.49	1.49	1.85
Portfolio turnover rate (%)	4	c	4	6	5	8
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

	Years Ended December 31,
Class B2	2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$14.99		$13.18		$13.15	$11.67	$9.54
Income (loss) from investment operations: Net investment income (loss)a	.23		.22		.18	.16	.17
Net realized and unrealized gain (loss)	4.37		1.78		.02	1.50	2.21
Total from investment operations	4.60		2.00		.20	1.66	2.38
Less distributions from: Net investment income	(.24)		(.19)		(.17)	(.18)	(.25)
Net realized gains on investment transactions	(.36)		—		—	—	—
Total distributions	(.60)		(.19)		(.17)	(.18)	(.25)
Net asset value, end of period	$18.99		$14.99		$13.18	$13.15	$11.67
Total Return (%)	31.44	b	15.26	b	1.43	14.29	25.79	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20		19		18	20	21
Ratio of expenses before expense reductions (%)	.74		.75		.73	.73	.74
Ratio of expenses after expense reductions (%)	.72		.74		.73	.73	.70
Ratio of net investment income (loss) (%)	1.39		1.55		1.34	1.34	1.72
Portfolio turnover rate (%)	4	c	4		6	5	8
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2013, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts, income received from Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2013, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income	$12,829,295
Undistributed long-term capital gains	$19,034,531
Unrealized appreciation (depreciation) on investments	$215,490,638

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2013	2012
Distributions from ordinary income	$14,388,643	$12,756,256
Distributions from long-term capital gains	$17,332,893	$—

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2013, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2013 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,437,000 to $20,591,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$266,358
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$2,928,654
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$326,728
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2013, purchases and sales of investment securities (excluding short-term investments and in-kind redemptions) aggregated $28,546,819 and $59,951,503, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund and is paid by the Advisor for its services. As investment sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

For the period from January 1, 2013 through September 30, 2013, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.38%
Class B	.63%
Class B2	.73%

Effective October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.33%
Class B	.58%
Class B2	.68%

Accordingly, for the year ended December 31, 2013, the Advisor waived a portion of its management fee aggregating $27,427, and the amount charged aggregated $1,296,134, which was equivalent to an annual effective rate of 0.20% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2013, the Administration Fee was $661,781, of which $52,139 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2013, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2013
Class B	$54,192	$1,040
Class B2	48,501	4,270
	$102,693	$5,310

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2013
Class A	$544	$544	$—
Class B	97	—	17
Class B2	41	41	—
	$682	$585	$17

For the year ended December 31, 2013, the Advisor reimbursed the Fund $4,135 of record keeping expenses for Class B2 shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $23,616, of which $5,742 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2013, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $6,255.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2013.

F. Ownership of the Fund

At December 31, 2013, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49% and 18%, respectively. At December 31, 2013, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 45%, 25% and 22%. At December 31, 2013, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, the Fund realized $75,739,517 of net gain attributable to in-kind redemptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Equity 500 Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Equity 500 Index VIP (the "Fund") at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 14, 2014	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2013 to December 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/13	$1,161.30	$1,159.90	$1,158.60
Expenses Paid per $1,000*	$1.85	$3.10	$3.81
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/13	$1,023.49	$1,022.33	$1,021.68
Expenses Paid per $1,000*	$1.73	$2.91	$3.57

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.34%	.57%	.70%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws-investments.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The fund paid distributions of $0.36 per share from net long-term capital gains during its year ended December 31, 2013.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $21,190,000 as capital gain dividends for its year ended December 31, 2013.

For corporate shareholders, 92% of the ordinary dividends paid during the Fund's fiscal year ended December 31, 2013 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Equity 500 Index VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreements were approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003- present); Portland General Electric2 (utility company) (2003- present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	103	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Chairman of the Board of Trustees, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007-2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011-2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998); Directorships: Denver Zoo Foundation (December 2012-present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	103
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-2012)	103	Director, Becton Dickinson and Company2 (medical technology company) (2012- present); Director, CardioNet, Inc.2 (health care) (2009- present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	103	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	106	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8,9 (1972) President and Chief Executive Officer, 2013-present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013-present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010-2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008-2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003-2008)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, 2012-present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013-present	Vice President, Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of December 1, 2013.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-equ500-2 (R-025817-3 2/14)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS EQUITY 500 INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$47,343	$0	$0	$0
2012	$39,311	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2014